COMMITMENTS (Details Narrative) (USD $)	Sep. 30, 2011	Sep. 28, 2011
Commitments Details Narrative
Percentage of property interest in Newsboy Project property		100.00%
Total consideration claim for Newsboy Project property		$ 3,425,000
Total advance consideration claim for Newsboy Project property		500,000
Balance consideration claim for Newsboy Project property	2,925,000
Balance consideration claim for Newsboy Project property (Due January 1, 2012)		150,000
Balance consideration claim for Newsboy Project property (Due July 1, 2012)		150,000
Balance consideration claim for Newsboy Project property (Due January 1, 2013)		200,000
Balance consideration claim for Newsboy Project property (Due July 1, 2013)		200,000
Balance consideration claim for Newsboy Project property (Due January 1, 2014)		250,000
Balance consideration claim for Newsboy Project property (Due July 1, 2014)		250,000
Balance consideration claim for Newsboy Project property (Due January 1, 2015)		300,000
Balance consideration claim for Newsboy Project property (Due July 1, 2015)		300,000
Balance consideration claim for Newsboy Project property (Due January 1, 2016)		350,000
Balance consideration claim for Newsboy Project property (Due July 1, 2016)		350,000
Balance consideration claim for Newsboy Project property (Due January 1, 2017)		$ 425,000
Percentage of Newsboy property net smelter return royalty		2.00%
Stock and warrant units issued in private placement		1,250,000